SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 11:	SHARE CAPITAL

a.	The Company’s ordinary shares are quoted under the symbol “SPCB” on the NASDAQ Capital Market in the United States.

b.	Shareholders’ rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

c.	Stock options:

1.
In 2003, the Company adopted a stock option plan under which the Company issues stock options (the “Option Plan”). The Option Plan is intended to provide incentives to the Company’s employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Subject to the provisions of the Israeli Companies Law, the Option Plan is administered by the Compensation Committee, and is designed: (i) to comply with Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and the rules promulgated thereunder and to enable the Company and grantees thereunder to benefit from Section 102 of the Israeli Tax Ordinance and the Commissioner’s Rules; and (ii) to enable the Company to grant options and issue shares outside the context of Section 102 of the Israeli Tax Ordinance. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

As a result of an amendment to Section 102 of the Israeli Tax Ordinance as part of the 2003 Israeli tax reform, and pursuant to an election made by the Company thereunder, capital gains derived by grantees arising from the sale of shares issued pursuant to the exercise of options granted to them under Section 102 after January 1, 2003, will generally be subject to a flat capital gains tax rate of 25%. However, as a result of this election, the Company will no longer be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as the Company had previously been entitled to do under Section 102.

On June 27, 2007, the Compensation Committee and board of directors of the Company approved a new option plan under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries. Under this new option plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. On August 15, 2007, the new option plan was approved by the shareholders of the Company at the general shareholders meeting.

In June 2013, the Option plan was extended for another period of ten years, until December, 31, 2023.

During the year 2018, the Company issued options to purchase up to 568,500 shares to several employees of the Company. The options (fair value of which was estimated at $1061) have a weighted average exercise price of $2.00, and of such options, 0 were exercised and 13,000 were cancelled by the end of 2019.

During the year 2019, the Company did not grant any option to purchase shares.

2.	A summary of the Company’s stock option activity and related information is as follows:

	Year ended December 31
	2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Outstanding at Beginning of year	854,656	2.53	331,660	4.03
Granted	-	-	568,500	2.00
Exercised	(47,644)	0.1	-	-
Canceled and forfeited	(242,815)	1.93	(45,504)	6.84
Outstanding at end of year	564,197	2.64	854.656	2.53
Exercisable at end of year	315,822	3.32	291,156	3.44

The weighted average fair value of options granted during the year ended December 31, 2018  was $1.87  per option.

The fair value of these options was estimated on the date of grant using the Black & Scholes option pricing model. The following weighted average assumptions were used for the 2018 grants: risk-free rate of 2.89% and 3.04%, dividend yield of 0%, expected volatility factor of 238% and 240% and expected term of 6.25 years.

The expected volatility was based on the historical volatility of the Company’s stock. The expected term was based on the historical experience and based on Management estimate.

Compensation expenses recognized by the Company related to its stock-based employee compensation awards were $144 and $257 for the years ended December 31, 2019 and 2018, respectively.

The following table summarizes the allocation of the stock-based compensation and warrants charge

	Year ended December 31,
	2019	2018
	$	$
Cost of revenues	66	116
Research and development expenses	31	54
Selling and marketing expenses	29	52
General and administrative expenses	18	35

	144	257

The options outstanding and exercisable as of December 31, 2019, have been separated into ranges of exercise prices as follows:

	Options outstanding				Options Exercisable
Range of exercise price	Number outstanding as of December 31, 2019	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Number outstanding as of December 31, 2019	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
$			$	$			$	$
0.00-2.00	408,549	7.34	1.46	84,940	160,174	7.34	0.54	84,940
3.00-5.00	121,648	4.34	4.15	-	121,648	4.34	4.15	-
7.00-10.00	34,000	3.75	8.75	-	34,000	3.75	8.75	-
	564,197	6.41	2.16	84,940	315,822	5.71	2.82	84,940

The total intrinsic value of options exercised for the years ended December 31, 2019 and 2018 was $0    and $0, respectively, based on the Company’s average stock price of $1.01 and $2.54, during the years ended on those dates, respectively.

A summary of the status of the Company’s non-vested options granted to employees as of December 31, 2019 and changes during the year ended December 31, 2019 is presented below:

	Options	Weighted– average grant-date fair value
Non-vested as of December 31, 2018	563,500	1.90
Granted	-	-
Vested	(72,310)	2.00
Forfeited and canceled	(242,815)	1.86
Non-vested as of December 31, 2019	248,375	1.92

As of December 31, 2019, there was $562 of unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the stock option plans, to be recognized over a weighted average period of approximately 2.9 years.

d.	Private placements and warrants:

During 2019, the Company issued 348,132 warrants to purchase the Company ordinary shares at an exercise price of $0.76 per share, no warrants were issued  during the year 2018.

e.	Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.